Critical accounting judgements and key sources of estimation uncertainty	6 Months Ended
Jun. 30, 2026
Critical accounting judgements and key sources of estimation uncertainty
Critical accounting judgements and key sources of estimation uncertainty

3Critical accounting judgements and key sources of estimation uncertainty

The preparation of the unaudited condensed consolidated interim financial information in accordance with IFRS Accounting Standards requires management to make judgements, estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the reporting period.

The Group’s most significant judgements and estimates during the period relate to the accounting for the Convertible Senior Secured Notes and the valuation of the Convertible Preferred Equity.

Convertible Senior Secured Notes

During the period, the Group entered into the Third Supplemental Indenture, which amended the terms of the existing Convertible Senior Secured Notes, including extending their maturity to 2030. Management exercised judgement in assessing whether the amendments represented a substantial modification or an extinguishment of the existing financial liability under IFRS 9.

In reaching its conclusion that the amendments did not result in an extinguishment, management considered the overall refinancing package, including the extension of maturity, amendments to contractual rights and obligations, and the availability of the additional $50 million draw facility.

Convertible Preferred Equity

During the period, the Group entered into a Securities Purchase Agreement under which it issued Series A Convertible Preferred Shares. Management exercised significant judgement in determining the appropriate classification of the Convertible Preferred Shares under IAS 32 and IFRS 9.

The Preferred Shares do not satisfy the IAS 32 fixed-for-fixed criterion because the conversion feature permits settlement through a variable number of the Company’s ordinary shares. Accordingly, the instrument has been classified as a financial liability measured at fair value through profit or loss. Management also concluded that the instrument should be measured as a single financial liability rather than separately accounting for embedded derivative features.

The fair value of the Series A Convertible Preferred Shares is determined using valuation models incorporating both observable and unobservable market inputs. Significant assumptions include the Company’s share price, expected volatility, credit spread, and assumptions relating to conversion, redemption and triggering events. The fair value measurement is classified as a Level 3 measurement within the IFRS 13 fair value hierarchy due to the significant use of unobservable inputs.

The valuation techniques and significant assumptions used in determining the fair value of the Series A Convertible Preferred Shares are disclosed in Note 15.

Except as described above, the significant judgements and key sources of estimation uncertainty applied in preparing this unaudited condensed consolidated interim financial information are consistent with those applied in the Group’s consolidated financial statements for the year ended December 31, 2025.